UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING	OMB APPROVAL
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SEC FILE NUMBER 001-15571

CUSIP NUMBER 037675105

(Check One:)	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: March 31, 2010

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended: ___________________

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Appalachian Bancshares, Inc.

Full Name of Registrant

Former Name if Applicable

64 Sailors Drive, Suite 106

Address of Principal Executive Office (Street and Number)

Ellijay, Georgia 30540

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant was unable to file its Quarterly Report on Form 10-Q for the quarter ended March 31, 2010 by May 17, 2010 without unreasonable effort and expense for the reasons stated below.

Appalachian Bancshares, Inc. (the “Company”) has determined that it is unable to timely file its Quarterly Report on Form 10-Q for the quarter ended March 31, 2010 (the “Form 10-Q”) within the prescribed time period without unreasonable effort or expense. Further, the Company was unable to file the Form 10-Q within the five-day extension permitted by the rules of the Securities and Exchange Commission. As previously reported by the Company, on March 19, 2010, the Georgia Department of Banking and Finance (the “Georgia Department”) closed Appalachian Community Bank, the Company’s wholly owned commercial banking subsidiary (the “Bank”), and the Federal Deposit Insurance Corporation (“FDIC”) was appointed as receiver of the Bank.

The Company’s principal assets are the capital stock held in the Bank and in Appalachian Community Bank, F.S.B., its wholly owned federally-chartered thrift subsidiary (the “Thrift”). While the banking operations of the Thrift were unaffected by the closure of the Bank, pursuant to Section 5(e) of the Federal Deposit Insurance Act, the Thrift, which is a commonly controlled institution with the Bank, may be assessed a cross guarantee liability for the losses incurred or reasonably anticipated by the FDIC in connection with the closing of the Bank. As a result, the Company continues to evaluate the financial effect of the closure of the Bank and potential assessment of the cross guaranty liability against the Thrift and is unable to complete the preparation of its financial statements.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Joseph C. Hensley, President of the Registrant		(706) 515-9000
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☐ Yes ☒ No

Annual Report on Form 10-K for the fiscal year ended December 31, 2009; and

Quarterly Report on Form 10-Q for the quarter ended September 30, 2009.

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☒ Yes ☐ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Company continues to be unable to estimate the change in its results of operations as a result of the impending evaluation of the financial affect of the closure of the Bank and the potential assessment of the cross guarantee liability against the Thrift. However, as a result of the closure of the Bank, the amount of the Company’s liabilities continue to exceed the amount of its remaining assets. Accordingly, the Company continues to evaluate the potential winding up of the Company, which may include the filing of a voluntary petition in the United States Bankruptcy Court, Northern District of Georgia (the “Court”), seeking relief under Chapter 7 of Title 11 of the United States Code.

Note: This Form 12b-25 contains “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995 that involve risks and uncertainties. There can be no assurances that these forward-looking statements will be achieved, and actual results could differ materially from those suggested by such forward-looking statements. Important factors that could cause actual results to differ materially include: whether the Registrant’s outside auditors will be able to complete their review and any related procedures required with respect to the Form 10-Q; the impact, if any, of the results and findings on the financial statements of the Registrant; the Registrant’s inability to timely file reports with the Securities and Exchange Commission; and risks of litigation and governmental or other regulatory inquiry or proceedings arising out of or related to any of the matters described above. Therefore, any forward-looking statements in this Form 12b-25 should be considered in light of various important factors, including the risks and uncertainties listed above, as well as others. Registrant makes no commitment to revise or update any forward-looking statements in order to reflect events or circumstances after the date any such statement is made.

Appalachian Bancshares, Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 1, 2010	By:	/s/ JOSEPH C. HENSLEY
	Print Name	Joseph C. Hensley
	Title	President

INSTRUCTION. The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).

GENERAL INSTRUCTIONS

1.	This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2.	One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3.	A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4.	Amendments to the notifications must also be filed on form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5.	Electronic Filers. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (§232.201 or §232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (§232.13(b) of this chapter).